Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
July 31, 2026
ILS-NPRT3-0926
1.834743.120
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 3.0%
Financials - 1.8%
Financial Services - 0.3%
Cuscal Ltd	1,340,400	4,736,915
Insurance - 1.5%
AUB Group Ltd	440,972	8,592,819
Steadfast Group Ltd	4,515,373	16,136,818
		24,729,637
TOTAL FINANCIALS		29,466,552
Materials - 0.8%
Metals & Mining - 0.8%
Imdex Ltd	5,152,334	13,309,928
Real Estate - 0.4%
Retail REITs - 0.4%
Charter Hall Retail REIT	2,065,462	5,837,987
TOTAL AUSTRALIA		48,614,467
AUSTRIA - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (b)	13,900	2,096,565
BELGIUM - 3.5%
Financials - 1.5%
Banks - 1.5%
KBC Ancora	235,198	24,029,966
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fagron	337,001	9,015,815
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Melexis NV (c)	102,800	8,096,542
Real Estate - 1.0%
Industrial REITs - 1.0%
Warehouses De Pauw CVA	664,084	17,092,399
TOTAL BELGIUM		58,234,722
BRAZIL - 0.8%
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Orizon Valorizacao de Residuos SA (b)	888,000	12,350,000
CANADA - 4.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
North West Co Inc/The	204,600	7,421,557
Energy - 0.4%
Energy Equipment & Services - 0.4%
TerraVest Industries Inc	86,100	7,015,874
Financials - 1.0%
Capital Markets - 1.0%
Onex Corp Subordinate Voting Shares	221,700	16,975,625
Industrials - 1.0%
Trading Companies & Distributors - 1.0%
Richelieu Hardware Ltd	664,663	16,812,747
Information Technology - 0.6%
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (a)(b)	582,800	10,077,449
Materials - 1.0%
Metals & Mining - 1.0%
OR Royalties Inc	537,668	15,978,349
TOTAL CANADA		74,281,601
CHINA - 0.5%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	833,715	2,473,167
Health Care - 0.2%
Pharmaceuticals - 0.2%
Consun Pharmaceutical Group Ltd	2,242,000	3,913,723
Industrials - 0.1%
Machinery - 0.1%
Sany Heavy Equipment International Holdings Co Ltd	1,847,595	1,750,437
TOTAL CHINA		8,137,327
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (a)(d)	5,276,016	2,901,809
FRANCE - 6.0%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Valeo SE	367,206	6,300,841
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Gaztransport Et Technigaz SA	53,803	12,141,801
Health Care - 0.5%
Pharmaceuticals - 0.5%
Vetoquinol SA	103,883	8,744,866
Industrials - 2.9%
Aerospace & Defense - 0.9%
LISI SA	202,913	14,811,512
Commercial Services & Supplies - 1.4%
Elis SA	770,689	22,022,482
Ground Transportation - 0.5%
Stef SA	49,657	7,753,271
Trading Companies & Distributors - 0.1%
Thermador Groupe	26,400	2,304,547
TOTAL INDUSTRIALS		46,891,812
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SOITEC (b)	49,800	5,972,394
Real Estate - 1.1%
Industrial REITs - 0.6%
ARGAN SA	117,857	10,301,735
Retail REITs - 0.5%
Carmila SA	398,240	7,760,995
TOTAL REAL ESTATE		18,062,730
TOTAL FRANCE		98,114,444
GERMANY - 2.4%
Consumer Discretionary - 2.0%
Specialty Retail - 2.0%
Auto1 Group SE (b)(c)	1,195,270	31,122,592
Industrials - 0.2%
Machinery - 0.2%
Stabilus SE	214,383	3,554,963
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
LPKF Laser & Electronics SE (b)(c)	138,837	2,281,423
Software - 0.1%
Mensch und Maschine Software SE (c)	38,660	1,658,405
TOTAL INFORMATION TECHNOLOGY		3,939,828
TOTAL GERMANY		38,617,383
GREECE - 0.8%
Industrials - 0.8%
Construction & Engineering - 0.3%
GEK TERNA SA	115,300	6,012,370
Transportation Infrastructure - 0.5%
Athens International Airport SA	614,310	7,480,615
TOTAL GREECE		13,492,985
INDONESIA - 0.7%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Selamat Sempurna Tbk PT	53,609,200	5,284,919
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	74,342,100	5,467,136
TOTAL INDONESIA		10,752,055
IRELAND - 1.7%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	2,913,591	8,187,362
Industrials - 1.0%
Building Products - 0.7%
Kingspan Group PLC	119,267	11,037,002
Machinery - 0.3%
Mincon Group Plc	8,084,693	5,966,633
TOTAL INDUSTRIALS		17,003,635
Real Estate - 0.2%
Residential REITs - 0.2%
Irish Residential Properties Reit PLC	2,528,053	3,160,103
TOTAL IRELAND		28,351,100
ISRAEL - 0.7%
Financials - 0.6%
Capital Markets - 0.6%
Tel Aviv Stock Exchange Ltd	248,096	9,578,056
Information Technology - 0.1%
Communications Equipment - 0.1%
Ituran Location and Control Ltd	38,888	2,145,062
TOTAL ISRAEL		11,723,118
ITALY - 2.6%
Financials - 0.4%
Financial Services - 0.4%
BFF Bank SpA (a)(b)(c)(d)	825,300	2,778,949
Generalfinance SpA	148,888	3,639,832
TOTAL FINANCIALS		6,418,781
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	138,800	8,266,955
Industrials - 1.7%
Machinery - 1.7%
Interpump Group SpA	714,666	28,629,828
TOTAL ITALY		43,315,564
JAPAN - 33.1%
Consumer Discretionary - 6.0%
Automobile Components - 1.5%
Niterra Co Ltd	274,300	16,018,747
Toyo Tire Corp	327,600	8,689,401
		24,708,148
Distributors - 0.2%
Central Automotive Products Ltd	373,700	4,800,593
Diversified Consumer Services - 0.5%
Aucnet Inc	918,587	7,653,413
Hotels, Restaurants & Leisure - 2.4%
Curves Holdings Co Ltd	2,019,178	12,120,476
Gift Holdings Inc	282,900	9,127,964
Koshidaka Holdings Co Ltd	1,497,575	9,849,162
Metaplanet Inc (b)(c)	1,846,940	2,689,582
Monogatari Corp/The	175,432	6,026,696
		39,813,880
Specialty Retail - 1.4%
USS Co Ltd	1,761,930	22,251,199
TOTAL CONSUMER DISCRETIONARY		99,227,233
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.5%
Kato Sangyo Co Ltd	73,000	2,914,858
Tsuruha Holdings Inc	1,133,200	17,299,166
YAKUODO Holdings Co Ltd	385,400	4,166,674
		24,380,698
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	36,600	711,941
Personal Care Products - 0.2%
Artnature Inc	506,400	2,809,634
TOTAL CONSUMER STAPLES		27,902,273
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Itochu Enex Co Ltd	281,000	3,811,498
Iwatani Corp	521,200	6,634,353
San-Ai Obbli Co Ltd	779,800	11,341,499
TOTAL ENERGY		21,787,350
Financials - 3.9%
Banks - 3.9%
Chiba Bank Ltd/The	822,300	13,366,536
Hachijuni Nagano Bank Ltd	825,500	12,826,643
Hokuhoku Financial Group Inc	805,823	37,284,455
TOTAL FINANCIALS		63,477,634
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Medikit Co Ltd	291,800	5,132,116
Nagaileben Co Ltd	691,527	7,737,404
Techno Medica Co Ltd	75,691	947,483
		13,817,003
Health Care Technology - 0.0%
Software Service Inc	11,700	804,825
TOTAL HEALTH CARE		14,621,828
Industrials - 8.7%
Commercial Services & Supplies - 4.2%
CTS Co Ltd	66,443	350,627
Daiei Kankyo Co Ltd	1,084,800	25,378,010
Japan Elevator Service Holdings Co Ltd	2,422,800	25,677,792
Midac Holdings Co Ltd (c)	325,340	4,455,964
Park24 Co Ltd	680,570	8,423,568
Pronexus Inc	410,597	3,051,948
		67,337,909
Construction & Engineering - 1.2%
SHO-BOND Holdings Co Ltd	2,411,616	19,960,177
Machinery - 2.4%
Daifuku Co Ltd	376,700	13,876,202
IHI Corp	538,200	9,410,403
Mitsuboshi Belting Ltd	9,416	240,464
Moriya Transportation Engineering & Manufacturing Co Ltd	191,000	2,769,183
NS Tool Co Ltd	617,100	3,712,800
Tocalo Co Ltd	526,836	9,449,365
		39,458,417
Trading Companies & Distributors - 0.9%
Mitani Corp	291,215	5,288,210
Sojitz Corp	293,100	9,792,620
		15,080,830
TOTAL INDUSTRIALS		141,837,333
Information Technology - 6.2%
Electronic Equipment, Instruments & Components - 4.3%
Ai Holdings Corp	41,267	760,015
Azbil Corp	4,371,589	45,267,890
Maruwa Co Ltd/Aichi	22,100	7,483,182
Rigaku Holdings Corp (c)	651,200	8,241,826
Shimadzu Corp	360,100	9,158,252
		70,911,165
Semiconductors & Semiconductor Equipment - 1.5%
Micronics Japan Co Ltd	48,000	3,914,044
Shibaura Mechatronics Corp	761,000	20,274,907
		24,188,951
Software - 0.4%
Broadleaf Co Ltd	583,896	1,613,594
Miroku Jyoho Service Co Ltd	63,000	720,486
Systena Corp	1,461,000	3,848,460
		6,182,540
TOTAL INFORMATION TECHNOLOGY		101,282,656
Materials - 2.6%
Chemicals - 1.8%
Nissan Chemical Corp	263,700	12,257,467
SK Kaken Co Ltd	233,700	12,850,922
Toyo Gosei Co Ltd	53,200	4,217,436
		29,325,825
Construction Materials - 0.3%
Maeda Kosen Co Ltd	423,700	5,218,718
Containers & Packaging - 0.5%
FP Corp	192,900	3,059,879
Fuji Seal International Inc	255,900	4,820,998
		7,880,877
TOTAL MATERIALS		42,425,420
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Arealink Co Ltd	143,600	892,532
Goldcrest Co Ltd	322,930	6,551,865
Katitas Co Ltd	303,500	6,430,518
Tokyo Tatemono Co Ltd	379,500	8,007,931
TOTAL REAL ESTATE		21,882,846
Utilities - 0.5%
Electric Utilities - 0.5%
Shikoku Electric Power Co Inc	808,002	8,384,825
TOTAL JAPAN		542,829,398
KOREA (SOUTH) - 0.5%
Financials - 0.5%
Insurance - 0.5%
Hyundai Marine & Fire Insurance Co Ltd (b)	202,040	5,309,899
Seoul Guarantee Insurance Co	104,921	3,098,562

TOTAL KOREA (SOUTH)		8,408,461
NETHERLANDS - 3.9%
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	8,700	652,608
Industrials - 3.2%
Construction & Engineering - 0.4%
Koninklijke Heijmans N.V depository receipt	69,378	7,476,303
Machinery - 2.8%
Aalberts NV	932,128	45,747,038
TOTAL INDUSTRIALS		53,223,341
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CTP NV (a)(d)	597,900	10,741,917
TOTAL NETHERLANDS		64,617,866
NORWAY - 1.2%
Energy - 1.0%
Energy Equipment & Services - 1.0%
TGS ASA	1,272,200	17,101,375
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	121,475	2,896,687
TOTAL NORWAY		19,998,062
PHILIPPINES - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	755,000	11,855,695
SINGAPORE - 0.7%
Industrials - 0.3%
Construction & Engineering - 0.3%
Boustead Singapore Ltd	3,466,800	5,352,661
Real Estate - 0.4%
Health Care REITs - 0.4%
Parkway Life Real Estate Investment Trust	1,747,100	5,749,340
TOTAL SINGAPORE		11,102,001
SPAIN - 1.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	147,485	4,498,413
Consumer Staples - 0.5%
Food Products - 0.5%
Viscofan SA (c)	120,423	7,970,897
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Clinica Baviera SA (c)	74,162	5,096,987
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Befesa SA (a)(d)	192,617	7,762,964
Materials - 0.4%
Containers & Packaging - 0.4%
Vidrala SA (c)	62,389	6,302,283
TOTAL SPAIN		31,631,544
SWEDEN - 6.3%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Rusta AB	1,614,500	14,962,889
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
AddLife AB B Shares	207,965	3,529,347
Industrials - 2.4%
Machinery - 0.4%
Beijer Alma AB B Shares	185,625	5,809,188
Trading Companies & Distributors - 2.0%
AddTech AB B Shares	364,375	13,262,941
Bergman & Beving AB B Shares	646,862	18,613,365
		31,876,306
TOTAL INDUSTRIALS		37,685,494
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Lagercrantz Group AB B Shares	856,712	20,153,272
Materials - 0.8%
Metals & Mining - 0.8%
Alleima AB	1,142,200	13,554,494
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Intea Fastigheter AB B Shares	728,300	5,644,550
John Mattson Fastighetsforetagen AB	1,256,552	7,878,028
TOTAL REAL ESTATE		13,522,578
TOTAL SWEDEN		103,408,074
SWITZERLAND - 0.8%
Industrials - 0.3%
Electrical Equipment - 0.3%
Huber + Suhner AG	23,410	5,484,388
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Infracore SA	110,460	7,241,487
TOTAL SWITZERLAND		12,725,875
TAIWAN - 1.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Addcn Technology Co Ltd	1,535,292	6,864,750
Industrials - 0.8%
Electrical Equipment - 0.8%
Bizlink Holding Inc	197,000	12,548,657
TOTAL TAIWAN		19,413,407
TURKEY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,848,000	11,491,969
UNITED KINGDOM - 13.9%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.0%
Zegona Communications plc	870,849	17,159,300
Interactive Media & Services - 0.8%
Trustpilot Group PLC (a)(b)(d)	3,432,400	12,518,002
TOTAL COMMUNICATION SERVICES		29,677,302
Consumer Discretionary - 1.6%
Automobile Components - 0.1%
AB Dynamics PLC (c)	184,573	1,840,811
Hotels, Restaurants & Leisure - 0.1%
Dp Poland PLC (b)	18,541,591	1,749,260
Leisure Products - 1.4%
Games Workshop Group PLC	88,779	22,877,443
TOTAL CONSUMER DISCRETIONARY		26,467,514
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	227,014	7,626,616
Financials - 1.0%
Banks - 1.0%
Metro Bank Holdings PLC (b)	6,774,773	16,161,340
Industrials - 2.2%
Aerospace & Defense - 0.3%
Avon Technologies PLC	179,100	4,117,977
Air Freight & Logistics - 0.0%
Ferrari Group PLC	29,507	273,229
Machinery - 0.8%
Bodycote PLC	165,312	1,609,725
Spirax Group PLC	126,852	11,873,504
		13,483,229
Marine Transportation - 0.5%
Clarkson PLC	125,938	8,028,368
Trading Companies & Distributors - 0.6%
Howden Joinery Group PLC	987,500	10,494,171
TOTAL INDUSTRIALS		36,396,974
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 2.9%
Oxford Instruments PLC	1,291,613	47,557,876
Software - 0.4%
Pinewood Technologies Group PLC (b)(c)	1,006,462	5,832,774
TOTAL INFORMATION TECHNOLOGY		53,390,650
Materials - 3.6%
Construction Materials - 1.1%
SigmaRoc PLC (b)	10,511,910	17,454,269
Metals & Mining - 2.5%
Hill & Smith PLC	1,075,791	41,322,074
TOTAL MATERIALS		58,776,343
TOTAL UNITED KINGDOM		228,496,739
UNITED STATES - 3.2%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC ADR	74,286	12,055,132
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
PriceSmart Inc	131,340	25,468,140
Health Care - 0.9%
Biotechnology - 0.2%
Legend Biotech Corp ADR (b)	193,164	3,583,192
Health Care Equipment & Supplies - 0.7%
Anteris Technologies Global Corp (b)(c)	1,364,200	10,695,328
TOTAL HEALTH CARE		14,278,520
Industrials - 0.0%
Aerospace & Defense - 0.0%
Cirrus Aircraft Ltd (c)	126,500	706,828
TOTAL UNITED STATES		52,508,620
TOTAL COMMON STOCKS (Cost $1,288,585,509)		1,569,470,851

International Equity Funds - 2.1%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (c) (Cost $34,245,920)	418,406	35,104,263

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	40,138,856	40,146,884
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	31,784,353	31,787,532
TOTAL MONEY MARKET FUNDS (Cost $71,933,268)			71,934,416

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,394,764,697)	1,676,509,530
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(34,040,860)
NET ASSETS - 100.0%	1,642,468,670

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $46,781,090 or 2.8% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,703,641 or 2.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,612,124.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	24,628,104	590,017,729	574,499,777	999,775	(319)	1,147	40,146,884	40,138,856
Fidelity Securities Lending Cash Central Fund	31,899,291	363,983,525	364,093,560	446,788	(1,725)	1	31,787,532	31,784,353
	56,527,395	954,001,254	938,593,337	1,446,563	(2,044)	1,148	71,934,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.